UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2013

Item 1. Reports to Stockholders

Fidelity® Commodity Strategy
Central Fund

Semiannual Report

January 31, 2013

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CRC-SANN-0313
1.901063.103

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Actual	.0559%	$ 1,000.00	$ 987.60	$ .28
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.92	$ .29

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's commodity-linked investments and excludes short-term investment-grade debt securities, cash and cash equivalents.

Commodity Instruments as of January 31, 2013*
	% of fund's total commodity-linked investments	% of fund's total commodity-linked investments 6 months ago
Commodity Swaps	84.2	79.8
Commodity Futures	11.1	14.2
Commodity-Linked Notes	4.7	6.0

Commodity Sector Diversification as of January 31, 2013*
	% of fund's total commodity-linked investments	% of fund's total commodity-linked investments 6 months ago
Energy	32.5	30.2
Agriculture	31.1	34.9
Industrial Metals	16.8	17.2
Precious Metals	14.5	12.1
Livestock	5.1	5.6

* Investments in Commodity Swaps and Commodity-Linked Notes provide exposure to the commodities market via the Dow Jones-UBS Commodity Index Total Return, an unmanaged index composed of futures contracts on 22 physical commodities. The Fund does not invest directly in physical commodities.

Semiannual Report

Consolidated Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Commodity-Linked Notes - 1.9%
	Principal Amount	Value
Deutsche Bank AG London Branch 0.0457% 6/13/13 (b)(e)(f) (Cost $7,500,000)	$ 7,500,000	$ 9,916,489
U.S. Treasury Obligations - 12.3%

U.S. Treasury Bills, yield at date of purchase 0.08% to 0.11% 4/11/13 to 5/23/13 (c)(d) (Cost $64,986,024)	65,000,000	64,990,605
Money Market Funds - 85.3%
	Shares
Fidelity Cash Central Fund, 0.16% (a) (Cost $450,025,827)	450,025,827	450,025,827
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $522,511,851)		524,932,921
NET OTHER ASSETS (LIABILITIES)- 0.5%		2,398,867
NET ASSETS - 100%		$ 527,331,788
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Commodity Futures Contracts
117 CBOT Corn Contracts	March 2013	$ 4,331,925	$ 82,393
45 CBOT Soybean Contracts	March 2013	3,304,125	59,919
37 CBOT Soybean Meal Contracts	March 2013	1,577,680	58,378
52 CBOT Soybean Oil Contracts	March 2013	1,649,232	62,374
52 CBOT Wheat Contracts	March 2013	2,026,700	(111,636)
31 CME Lean Hogs Contracts	April 2013	1,107,940	18,131
35 CME Live Cattle Contracts	April 2013	1,859,200	(28,028)
45 COMEX Copper Contracts	March 2013	4,198,500	234,261
37 COMEX Gold 100 oz. Contracts	April 2013	6,149,400	(29,296)
15 COMEX Silver Contracts	March 2013	2,351,325	(8,725)
30 ICE Brent Crude Contracts	May 2013	3,410,700	124,570
24 ICE Coffee 'C' Contracts	March 2013	1,322,550	(50,615)
19 KCBT Wheat Contracts	March 2013	795,863	24,899
54 LME Aluminum Contracts	March 2013	2,803,275	(30,833)
12 LME Nickel Contracts	March 2013	1,317,888	51,474
28 LME Zinc Contracts	March 2013	1,499,050	61,813
27 NYBOT Cotton No. 2 Contracts	March 2013	1,119,825	132,040
105 NYBOT Sugar Contracts	March 2013	2,208,528	(82,397)
17 NYMEX Gasoline RBOB Contracts	March 2013	2,164,634	243,923
16 NYMEX Heating Oil Contracts	March 2013	2,095,766	108,170
180 NYMEX Natural Gas Contracts	March 2013	6,010,200	(176,115)
55 NYMEX WTI Crude Oil Contracts	March 2013	5,361,950	434,657
TOTAL COMMODITY FUTURES CONTRACTS		$ 58,666,256	$ 1,179,357
The face value of futures purchased as a percentage of net assets is 11.1%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $77,158,598.
Swap Agreements
Total Return Swaps

Each open total return swap is an agreement to receive the total return of the Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on the 3-month US auction rate T-Bill plus a specified spread. Additional information on open total return swaps is as follows:

Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Apr. 2013	$ 10,000,000	$ 175,897
Barclays Bank PLC	May. 2013	20,000,000	265,105
Citibank	Apr. 2013	19,000,000	66,963
Citibank	Apr. 2013	16,400,000	288,830
Credit Suisse	Mar. 2013	29,000,000	(91,085)
Credit Suisse	Mar. 2013	19,300,000	(114,340)
Goldman Sachs	Feb. 2013	10,762,310	(14,257)
Goldman Sachs	Feb. 2013	10,300,000	125,191
JPMorgan Chase, Inc.	Feb. 2013	24,300,000	268,972
JPMorgan Chase, Inc.	Feb. 2013	13,800,000	136,190
JPMorgan Chase, Inc.	Mar. 2013	25,000,000	(208,511)
JPMorgan Chase, Inc.	May. 2013	26,200,000	263,347
Merrill Lynch, Inc.	Feb. 2013	34,100,000	(79,487)
Merrill Lynch, Inc.	Feb. 2013	13,000,000	143,895
Merrill Lynch, Inc.	May. 2013	60,800,000	574,022
Morgan Stanley Capital Group, Inc.	Mar. 2013	24,900,000	(77,361)
Morgan Stanley Capital Group, Inc.	Apr. 2013	24,000,000	297,736
Societe Generale	Feb. 2013	7,800,000	46,835
Societe Generale	Mar. 2013	25,000,000	(208,079)
Societe Generale	May. 2013	27,900,000	369,983
TOTAL RETURN SWAPS			$ 2,229,846
For the period, the average monthly notional amount for swap agreements in the aggregate was $516,449,873.
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,916,489 or 1.9% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,914,638.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $39,756,763.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Security is indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 472,505
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Commodity Return Central Cayman Ltd.	$ 139,203,723	$ 24,999,992	$ 70,000,029	$ -	$ 85,123,659
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 64,990,605	$ -	$ 64,990,605	$ -
Commodity-Linked Notes	9,916,489	-	9,916,489	-
Money Market Funds	450,025,827	450,025,827	-	-
Total Investments in Securities:	$ 524,932,921	$ 450,025,827	$ 74,907,094	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,697,002	$ 1,697,002	$ -	$ -
Swap Agreements	3,022,966	-	3,022,966	-
Total Assets	$ 4,719,968	$ 1,697,002	$ 3,022,966	$ -
Liabilities
Futures Contracts	$ (517,645)	$ (517,645)	$ -	$ -
Swap Agreements	(793,120)	-	(793,120)	-
Total Liabilities	$ (1,310,765)	$ (517,645)	$ (793,120)	$ -
Total Derivative Instruments:	$ 3,409,203	$ 1,179,357	$ 2,229,846	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Commodity Risk
Futures Contracts (a)	$ 1,697,002	$ (517,645)
Swap Agreements (b)	3,022,966	(793,120)
Total Value of Derivatives	$ 4,719,968	$ (1,310,765)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Consolidated Schedule of Investments. Only the period end variation margin is separately disclosed on the Consolidated Statement of Assets and Liabilities.

(b) Value is disclosed on the Consolidated Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $72,486,024)	$ 74,907,094
Fidelity Central Funds (cost $450,025,827)	450,025,827
Total Investments (cost $522,511,851)		$ 524,932,921
Cash		2
Segregated cash with broker for futures contracts		441,891
Receivable for fund shares sold		31,095
Interest receivable		181
Distributions receivable from Fidelity Central Funds		63,981
Swap agreements, at value		3,022,966
Prepaid expenses		6,500
Total assets		528,499,537

Liabilities
Payable for fund shares redeemed	$ 119,935
Swap agreements, at value	793,120
Accrued management fee	19,077
Daily variation margin on futures contracts	234,458
Other payables and accrued expenses	1,159
Total liabilities		1,167,749

Net Assets		$ 527,331,788
Net Assets consist of:
Paid in capital		$ 558,397,929
Distributions in excess of net investment income		(68,258)
Accumulated undistributed net realized gain (loss) on investments		(36,828,157)
Net unrealized appreciation (depreciation) on investments		5,830,274
Net Assets, for 48,948,973 shares outstanding		$ 527,331,788
Net Asset Value, offering price and redemption price per share ($527,331,788 ÷ 48,948,973 shares)		$ 10.77

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Interest		$ 46,241
Income from Fidelity Central Funds		472,505
Total income		518,746

Expenses
Management fee	$ 166,012
Custodian fees and expenses	1,784
Independent trustees' compensation	1,271
Subsidiary directors' fees	7,500
Total expenses before reductions	176,567
Expense reductions	(1,631)	174,936
Net investment income (loss)		343,810
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	990,416
Futures contracts	8,852,826
Swap agreements	1,421,321
Total net realized gain (loss)		11,264,563
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,466,309)
Futures contracts	(10,122,663)
Swap agreements	(9,125,143)
Total change in net unrealized appreciation (depreciation)		(20,714,115)
Net gain (loss)		(9,449,552)
Net increase (decrease) in net assets resulting from operations		$ (9,105,742)

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Statements - continued

Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 343,810	$ 827,713
Net realized gain (loss)	11,264,563	(223,789,767)
Change in net unrealized appreciation (depreciation)	(20,714,115)	25,466,911
Net increase (decrease) in net assets resulting from operations	(9,105,742)	(197,495,143)
Distributions to shareholders from net investment income	(746,736)	(1,012,822)
Distributions to shareholders from net realized gain	(219,038)	(39,826,012)
Total distributions	(965,774)	(40,838,834)
Share transactions Proceeds from sales of shares	214,159,350	657,579,900
Reinvestment of distributions	334,864	40,527,080
Cost of shares redeemed	(393,045,825)	(1,097,021,693)
Net increase (decrease) in net assets resulting from share transactions	(178,551,611)	(398,914,713)
Total increase (decrease) in net assets	(188,623,127)	(637,248,690)

Net Assets
Beginning of period	715,954,915	1,353,203,605
End of period (including distributions in excess of net investment income of $68,258 and undistributed net investment income of $334,668, respectively)	$ 527,331,788	$ 715,954,915
Other Information Shares
Sold	19,485,708	56,601,968
Issued in reinvestment of distributions	30,412	3,327,236
Redeemed	(36,102,391)	(101,151,811)
Net increase (decrease)	(16,586,271)	(41,222,607)

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 12.68	$ 10.55	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.01	.01	.01
Net realized and unrealized gain (loss)	(.15)	(1.45)	2.22	.55
Total from investment operations	(.14)	(1.44)	2.23	.56
Distributions from net investment income	(.01)	(.01)	(.01)	(.01)
Distributions from net realized gain	- I	(.31)	(.09)	-
Total distributions	(.01)	(.32)	(.10)	(.01)
Net asset value, end of period	$ 10.77	$ 10.92	$ 12.68	$ 10.55
Total Return B, C	(1.24)%	(11.63)%	21.28%	5.55%
Ratios to Average Net Assets E, H
Expenses before reductions	.06% A	.05%	.05%	.06% A
Expenses net of fee waivers, if any	.06% A	.05%	.05%	.06% A
Expenses net of all reductions	.06% A	.05%	.05%	.06% A
Net investment income (loss)	.11% A	.07%	.10%	.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 527,332	$ 715,955	$ 1,353,204	$ 196,465
Portfolio turnover rate F	0%	128%	33%	109% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 7, 2009 (commencement of operations) to July 31, 2010.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity® Commodity Strategy Central Fund (the Fund) is a non-diversified fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Commodity Return Central Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of January 31, 2013, the Fund held $85,123,659 in the Subsidiary, representing 16.1% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

Semiannual Report

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For commodity-linked notes, pricing vendors generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Investment Valuation - continued

Pricing vendors utilize matrix pricing which considers comparisons to movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to controlled foreign corporations and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 2,416,489
Gross unrealized depreciation	(181,344,243)
Net unrealized appreciation (depreciation) on securities and other investments	$ (178,927,754)

Tax cost	$ 706,288,046

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

No expiration
Short-term	$ (36,228,188)

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be leveraged, increasing their volatility relative to changes in their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities in the Consolidated Statement of Operations.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Consolidated Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's consolidated financial statement disclosures.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

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5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund primarily used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap agreement, the Fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. The Fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk is mitigated by the protection provided by the exchange's clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Commodity Risk
Futures Contracts	$ 8,852,826	$ (10,122,663)
Swap Agreements	1,421,321	(9,125,143)
Totals	$ 10,274,147	$ (19,247,806)

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the commodities markets.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Consolidated Statement of Operations.

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash in the Consolidated Statement of Assets and Liabilities.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the swap agreements at value line items. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Consolidated Statement of Operations.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $0 and $7,790,592, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Administration Agreement. Effective December 31, 2012, Geode Capital Management, LLC, (Geode) replaced FMR Co., Inc. (FMRC), an affiliate of FMR, as investment adviser to the Fund. The investment adviser provides the Fund with investment management services and the Fund does not pay any fees for these services. Pursuant to the Fund's management contracts effective during the period, the adviser received fees from FMR for investment management services provided to the Fund.

Effective December 31, 2012, FMR provides administrative services to the Fund under a new administration agreement. These services are consistent with those provided

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Management Fee and Administration Agreement - continued

previously by FMRC under the prior management contract. Under the Fund's contracts effective during the period, FMR or Geode paid the other expenses of the Fund, excluding custody fees, the compensation of the Independent Trustees, and certain exceptions such as interest expense.

Effective December 31, 2012, Geode replaced FMR as investment adviser to the Subsidiary. The investment adviser provides investment management services for which the Subsidiary pays a monthly management fee at an annual rate of .30% of its net assets. The subsidiary also pays certain other expenses including custody and directors' fees.

Sub-Adviser. Prior to December 31, 2012, Geode served as sub-adviser for the Fund. Geode provided discretionary investment advisory services to the Fund and was paid by FMR for providing these services. Effective December 31, 2012, this arrangement was terminated when Geode replaced FMRC as the investment adviser for the Fund.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,271.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $360.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Commodity Strategy Central Fund

On December 20, 2012, and January 17, 2013, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve new management contracts (the Advisory Contracts) and administration agreements for the fund, after determining to terminate the fund's prior management contract with FMR Co., Inc., effective December 31, 2012.

The Board terminated the prior contract because new Commodity Futures Trading Commission (CFTC) rules required the adviser of the fund to be registered with the CFTC as a commodity pool operator (CPO) and commodity trading advisor (CTA) as of December 31, 2012. Although FMR is not, Geode Capital Management, LLC (Geode), former sub-adviser to the fund is, a registered CPO and CTA. The Board approved new management contracts with Geode and appointed Geode as CPO and CTA of the fund, noting that in such capacity, Geode will provide investment advisory services similar to those it provided as sub-adviser to the fund prior to December 31, 2012. The Board also approved new administration agreements with FMR. The Board noted that while the fund previously did not have a separate administration agreement, the administration services to be provided by FMR under the new administration agreements had been provided previously under the fund's management contract with FMR.

The Board reached its determination to approve the new Advisory Contracts noting that the fund will continue to pay no management fee. Instead, FMR will pay an investment advisory fee to Geode. The Board observed that the fund will be responsible for the same expenses it bore previously, and that the fund will operate in essentially the same manner as it did prior to December 31, 2012, with FMR providing administrative services and Geode making investment advisory decisions.

The Board considered that the Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature and level of services provided to the fund; or (iii) the day-to-day management of the fund and the Geode personnel primarily responsible for such management. The Board considered that while the responsibilities for fund management and administration were reallocated between FMR and Geode, contractual arrangements with other service providers remained in effect.

The Board noted that it was considering new contracts substantially similar to the prior arrangements with FMR, that it had considered the fund's investment performance, competitiveness of management fees and total expenses, costs of services and profitability, and economies of scale in connection with its review of the prior Advisory Contracts in September 2012 (see discussion below), and that there were no material changes relevant to such matters since September 2012.

Semiannual Report

On January 17, 2013, the Board also voted to approve the Advisory Contract for the fund in connection with reorganizing the fund from one trust to another. The Board reached this determination because the contractual terms of and fees payable under the Advisory Contract to be adopted by the fund as a series of a different trust will be identical to those in the fund's current Advisory Contract.

In connection with its consideration of future renewals of the fund's Advisory Contract, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contract should be approved.

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that Fidelity Management & Research Company (FMR) has continued to increase the resources devoted to non U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by FMR or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses and expenses associate with investments in wholly-owned subsidiaries). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 26, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 26, 2013